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                                                                 John B. Towers
                                                                 Senior Counsel

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                               September 8, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:  The New England Variable Account
         File No. 811-05338

Commissioners:

Semi-Annual Reports dated June 30, 2010 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of The New England Variable Account of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 002-86838.

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 333-48456.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 002-03329.

                                             Sincerely,

                                             /s/ John B. Towers
                                             -----------------------------------
                                             John B. Towers
                                             Senior Counsel
                                             Metropolitan Life Insurance Company